Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal Tax at a Statutory rate	$ 431	$ 221
Federal Tax at a Statutory rate, % of Pre-tax Income	34.00%	34.00%
State taxes, net of Federal provision	$ 119	$ (223)
State taxes, net of Federal provision, % of Pre-tax Income	9.00%	(34.00%)
Change in valuation allowance	$ (178)	$ 182
Change in valuation allowance, % of Pre-tax Income	(14.00%)	28.00%
Nontaxable interest and dividend income	$ (44)	$ (44)
Nontaxable interest and dividend income, % of Pre-tax Income	(3.00%)	(7.00%)
Other items
Other items, % of Pre-tax Income
Income tax provision	$ 328	$ 136
Income tax provision, % of Pre-tax Income	26.00%	21.00%